Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
LAMAR ADVERTISING COMPANY
AND SUBSIDIARIES
Valuation and Qualifying Accounts
Years Ended December 31, 2019, 2018 and 2017
(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2019
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$11,161	11,608	9,584	$13,185
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$23,934	—	1,032	$22,902
Year ended December 31, 2018
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,055	8,472	7,366	$11,161
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$20,120	3,814	—	$23,934
Year ended December 31, 2017
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,356	6,762	6,063	$10,055
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$16,167	3,953	—	$20,120

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Valuation and Qualifying Accounts
Years Ended December 31, 2019, 2018 and 2017
(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2019
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$11,161	11,608	9,584	$13,185
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$23,934	—	1,032	$22,902
Year ended December 31, 2018
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,055	8,472	7,366	$11,161
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$20,120	3,814	—	$23,934
Year ended December 31, 2017
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,356	6,762	6,063	$10,055
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$16,167	3,953	—	$20,120